COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 22, 2022	May 11, 2021	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Over allotment option period				45 days
Underwriting discount percentage				2.00%
Underwriting discount paid				$ 2,300,000
Deferred underwriting fees percentage				3.50%
Proceeds from initial public offering			$ 117,300,000	$ 4,025,000
Arc Group Limited [Member] | Common Class B [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights					143,766
First Amendment To Introducing Advisor Agreement With Arc Group Limited [Member] | Arc Group Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of success fee on any PIPE financing		5.00%
Second Amendment To Introducing Advisor Agreement With Arc Group Limited [Member] | Arc Group Limited [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					1,378,517
Second Amendment To Introducing Advisor Agreement With Arc Group Limited [Member] | Arc Group Limited [Member] | Common Class B [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights	143,766
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period, shares, new issues				1,500,000